Income tax expense - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Income tax
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
High and New Technology Enterprise | Shenzhen Wuxin Technology Co., Ltd. [Member]
Income tax
Preferential tax rate	15.00%
Cayman Islands
Income tax
Withholding tax	¥ 0
Hong Kong
Income tax
Statutory tax rate (as a percent)	16.50%
Withholding income tax on dividends distributed two	5.00%
PRC
Income tax
Statutory tax rate (as a percent)	25.00%
Additional tax deduction on qualified research and development expenses (as a percent)	75.00%			50.00%
Additional tax deduction on qualified research and development expenses in certain qualified manufacture industry (as a percent)	100.00%
Withholding income tax on dividends distributed one	10.00%
Percentage of share in FIE for withholding tax at a rate of no more than five percent	25.00%
Undistributed earnings and reserves for distribution	¥ 3,153,855	¥ 1,857,399
Withholding income tax for undistributed earnings of subsidiaries	0	0
Unrecognized tax liabilities	¥ 315,386	¥ 185,740
Shenzhen
Income tax
Preferential tax rate	15.00%